INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in valuation allowance	$ 596,000	$ (528,000)
Total	$ 0	$ 0
Total	0.00%	0.00%
Continuing Operations
Federal tax expense (benefit) at the statutory rate	$ (867,576)	$ (873,700)
State tax benefit, net of federal income tax benefit	(33,819)	(86,193)
Federal deferred tax expense	(2,640)	(27,427)
State deferred tax expense	2,791	(25,000)
Effect of true up	16,906	0
Effect of tax rate change	341,358	1,305,477
Non-deductible expenses	189,274	242,434
Change in valuation allowance	353,706	(535,592)
Total	$ 0	$ 0
Federal tax expense (benefit) at the statutory rate	(21.00%)	(34.00%)
State tax benefit, net of federal income tax benefit	(0.82%)	(3.35%)
Federal deferred tax expense	(0.06%)	(1.07%)
State deferred tax expense	0.07%	(0.97%)
Effect of true up	0.41%	0.00%
Effect of tax rate change	8.26%	50.80%
Non-deductible expenses	4.58%	9.43%
Change in valuation allowance	8.56%	(20.84%)
Total	0.00%	0.00%
Discontinued Operations
Federal tax expense (benefit) at the statutory rate	$ (229,478)	$ (144,293)
State tax benefit, net of federal income tax benefit	(11,934)	(14,845)
Change in valuation allowance	241,412	159,138
Total	$ 0	$ 0
Federal tax expense (benefit) at the statutory rate	(21.00%)	(34.00%)
State tax benefit, net of federal income tax benefit	(1.09%)	(3.50%)
Change in valuation allowance	22.09%	37.50%
Total	0.00%	0.00%